Real Estate - Summary of Purchase Price Allocation for Real Estate Related Assets Acquired (Detail) - USD ($)			9 Months Ended		12 Months Ended
		Jul. 13, 2023	Sep. 30, 2024		Dec. 31, 2023
Business Acquisition [Line Items]
Real Estate Assets			$ 53,080,000		$ 23,696,536
Intangibles			1,829,000		0
Total assets acquired	[1]		54,909,000		23,696,536
2024 Revenue			700,000	[2]	22,964	[3]
2024 Net Operating Loss			$ 393,000	[2],[4]	157,676	[3],[5]
Sacramento II, CA
Business Acquisition [Line Items]
Intangibles					0
Total assets acquired	[1]				23,696,536
San Gabriel Property
Business Acquisition [Line Items]
Acquisition Date		Jul. 13, 2023
Real Estate Assets					23,696,536
2024 Revenue	[3]				22,964
2024 Net Operating Loss	[3],[5]				$ (157,676)
Colorado Springs II
Business Acquisition [Line Items]
Acquisition Date			Apr. 10, 2024
Real Estate Assets			$ 9,841,000
Intangibles			675,000
Total assets acquired	[1]		10,516,000
2024 Revenue	[2]		446,000
2024 Net Operating Loss	[2],[4]		$ 266,000
Spartanburg
Business Acquisition [Line Items]
Acquisition Date			Jul. 16, 2024
Real Estate Assets			$ 12,831,000
Intangibles			401,000
Total assets acquired	[1]		13,232,000
2024 Revenue	[2]		229,000
2024 Net Operating Loss	[2],[4]		$ 124,000
Miami
Business Acquisition [Line Items]
Acquisition Date			Sep. 24, 2024
Real Estate Assets			$ 30,408,000
Intangibles			753,000
Total assets acquired	[1]		31,161,000
2024 Revenue	[2]		25,000
2024 Net Operating Loss	[2],[4]		$ 3,000

[1]	The allocation noted above is based on a determination of the relative fair value of the total consideration provided and represents the amount paid including capitalized acquisition costs.
[2]	The operating results of the self storage properties acquired have been included in our consolidated statements of operations since their acquisition dates.
[3]	The operating results of the self storage property acquired have been included in our consolidated statements of operations since its acquisition date.
[4]	Net operating income excludes corporate general and administrative expenses, interest expense, depreciation, amortization and acquisition related expenses.
[5]	Net operating loss excludes corporate general and administrative expenses, interest expenses, depreciation, amortization and acquisition related expenses.